Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (1,060,377)	$ (2,932,213)
Adjustments to reconcile net loss to net cash used in operating activities
Issuance loss of warrants	133,390
Insurance costs allocated to warrant liability	465,577
Change in fair value of warrant liability	(2,079,707)
Depreciation, depletion and amortization	418,051	282,948
Amortization on Right of Use Asset	156,052
Amortization of deferred charges	37,448	40,094
Amortization of Share-based compensation	254,327	651,852
Amortization of Issuance Discount on Convertible note	568,631
Issuance of ordinary shares for service fee settlement	168,079	274,400
Provision for post-employment benefit	34,138
Asset retirement obligations	147,823
Changes in operating assets and liabilities
Accounts receivable, net	(219,786)	472,897
Other assets - Current	(682,394)	(692,264)
Other assets - Non-Current	(318,448)	(84,368)
Payment of operating lease liability	(122,160)
Accounts payable	(990,413)	(58,912)
Other current liabilities	(2,604)	2,063
Accrued expenses	61,863	463,512
Taxes payable	(29,397)	(55,838)
Net cash used in operating activities	(3,059,907)	(1,635,829)
Cash flows from investing activities
Cash paid for short-term investment		(307,500)
Cash paid for oil and gas property development costs	(1,512,128)
Purchase of property and equipment	(26,220)	(892,183)
Net cash used in investing activities	(1,538,348)	(1,199,683)
Cash flows from financing activities
Proceeds from issuance of Convertible note and warrants	8,589,000
Exercise of warrants	300,000
Net cash generated from financing activities	8,889,000
Net change in cash and cash equivalents, and restricted cash	4,290,745	(2,835,512)
Cash and cash equivalents, and restricted cash at beginning of period	3,095,014	9,403,499
Cash and cash equivalents, and restricted cash at end of period	7,385,759	6,567,987
Cash paid for:
Interest	15,500	9,437
Non-cash transactions
Conversion of Convertible Note to ordinary shares	3,972,326
Right-of-use assets acquired under operating leases in exchange for operating liabilities	$ 595,887